S-K 1603(c) Fiduciary Duties to Other Companies	Nov. 04, 2026
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our executive officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Entity’s Business	Affiliation
Kyle Wool	Dominari Holdings Inc.	Diversified holding company	President; Director

	Dominari Securities LLC	Broker Dealer; Registered Investment Advisor	Chief Executive Officer; Chairman

	New America Acquisition I Corp.	Blank check company	Chief Executive Officer; Chairman

	American Ventures Global X LP	Multi-strategy Hedge Fund	Chief Executive Officer

Anthony Hayes	Dominari Holdings Inc.	Diversified holding company	Chief Executive Officer, Chairman, and Chief Legal Officer

	SIM Acquisition Corp. I	Blank check company	Chairman

David Kutcher	Sauvegarder Investment Management, Inc.	IP-based financing, investment and monetization	President, Chief Financial Officer and Director

	SIM Acquisition Corp. I	Blank check company	Chief Financial Officer and Director

Christopher Devall	SIM Acquisition Corp. I	Blank check company	Chief Executive Officer

	Dominari Holdings Inc.	Diversified holding company	Chief Operating Officer

	Dominari Securities LLC	Broker Dealer; Registered Investment Advisor	Board member

	New America Acquisition I Corp.	Blank check company	Chief Operating Officer

Kyle Haug	Dominari Holdings Inc.	Diversified holding company	Board member

	SIM Acquisition Corp. I	Blank check company	Board member

	Haug Partners LLP	Intellectual Property Law Firm	Chief Operating Officer; Chief Technology Officer; Chief Financial Officer
Steven Scopellite	New America Acquisition I Corp.	Blank check company	Board member

	OceanFirst Financial Corp.	Bank holding company	Board member

	Brink Gaming AG	Video game publisher	Board member and advisor

Stefan Passantino	JFB Construction Holdings	Construction Engineering Company	Board member

	New America Acquisition I Corp.	Blank check company	Board member

	Mercantile Ports & Logistics Limited	Port and logistics operator	Board member

	Elections LLC	Law firm	Founding partner